Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks	$ 7,520	$ 4,473
Interest-earning deposits with banks	147,678	113,461
Securities available for sale, at fair value	88,524	91,299
Securities held to maturity (fair value $13,499 and $10,750, respectively)	13,428	10,837
Loans held for sale	2,946	4,800
Loans:
Loans held for investment	357,950	369,970
Less allowance for loan losses	(1,981)	(2,374)
Net loans held for investment	355,969	367,596
Premises and equipment, net	17,062	14,800
Interest receivable	1,666	1,763
Restricted stock	1,144	1,094
Bank owned life insurance	8,796	8,671
Other real estate owned	494	1,047
Prepaid assets	714	558
Other assets	10,852	11,905
Total assets	656,793	632,304
Deposits:
Demand noninterest-bearing	150,283	129,714
Interest checking and money market accounts	263,136	324,391
Savings deposits	57,136	54,784
Time deposits, $250,000 and over	55,682	7,920
Other time deposits	59,641	50,092
Total deposits	585,878	566,901
Short-term borrowed funds	626	1,190
Long-term debt	9,992	9,974
Interest payable	55	16
Other liabilities	11,384	9,048
Total liabilities	607,935	587,129
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS’ EQUITY
Common stock, $1.25 par value: 20,000,000 shares authorized; shares issued and outstanding 7,095,920 and 7,126,541, respectively	8,870	8,908
Additional paid-in capital	12,784	12,885
Undivided profits	16,226	14,421
Accumulated other comprehensive income (loss)	323	(1,694)
Total Uwharrie Capital shareholders’ equity	38,203	34,520
Noncontrolling interest	10,655	10,655
Total shareholders’ equity	48,858	45,175
Total liabilities and shareholders’ equity	$ 656,793	$ 632,304